Schedule of Long term Loans (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Long-term credit from banks	₪ 113,979	₪ 82,202
Current maturities of long-term loans	19,279
Long term loans from banks	₪ 133,258